Leases - Summary of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for the measurement of operating lease liabilities	$ 135,591	$ 121,528	$ 110,614
Operating lease ROU assets obtained in exchange for operating lease obligations	$ 147,623	$ 155,223	$ 148,196